Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies.
Commitments and contingencies
13	Commitments and contingencies
a	Commitments

Future minimum lease payments for operating lease liabilities as of December 31, 2025 are disclosed in Note 7.

As of December 31, 2025, the Group’s future minimum commitments under non-cancelable agreements were as follows:

		Less than One	Over One
	Total	Year	Year
	US$	US$	US$
Purchase commitments	724	724	—

Purchase commitments mainly include commitments for enterprise routine operations including short-term lease payment.

13	Commitments and contingencies (Continued)

bContingencies

There are no claims, lawsuits, investigations and proceedings, including un-asserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are reasonably possible to have, a material change on the Group’s financial position results of operations or cash flows.